UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2006

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Alison Hill
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Alison Hill	Memphis, Tennessee		7/18/2006

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	197879

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN
PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Asiapharm Group Ltd Shs Common G06219102 6040 13188000SH Sole 13188000 0
Asiapharm Group Ltd Shs Common G06219102 1064 2325000SH Other 01 0 2325000
Chaoda Modern Agric Common G2046Q107 18966 30394920SH Sole 30394920 0
Chaoda Modern Agric Common G2046Q107 3394 5440000SH Other 01 0 5440000
Chevrontexaco Corp Common 166764100 273	4400SH Sole 4400 0
Cia Brasileira De Petro Common P25687115 23359	2808600SH Sole 2808600 0
Cia Brasileira De Petro Common P25687115 4264 512800SH Other 01 0 512800
Cornerstone Inds Intl Common 21924X106 69 123000SH Sole 123000 0
Daqing Petroleum Andchemi Common G2656D107 10760 163035000SH Sole 163035000 0
Daqing Petroleum Andchemi Common G2656D107 1883	28540000SH Other 01 0 28540000
Dnb Nor Asa Common R1812S105 15447 1244380SH Sole 1244380 0
Dnb Nor Asa Common R1812S105 2765 222800SH Other 01 0 222800
Eiker Sparebank Asa Prima Common R1984E108 479	16685SH	Sole 16685 0
Eiker Sparebank Asa Prima Common R1984E108 69 2400SH Other 01 0	2400
Enerchina Holdings Ltd Common G30392131 1629 26705400SH Sole 26705400 0
Enerchina Holdings Ltd Common G30392131 299 4918000SH Other 01 0 4918000
Exxon Mobil Corporation Common 30231G102 214 3500SH Sole 3500 0
Freeport-Mcmoran Copper Preferred D 35671D865 306 56300SH Sole 56300 0
Fushi Intl Inc Common 36113C101 5285 1028299SH Sole 1028299 0
Fushi Intl Inc Common 36113C101 812 158161SH Other 01 0	158161
Guangdong Nan Yue Logis Common Y2930Z106 4104 10718000SH Sole 10718000 0
Guangdong Nan Yue Logis Common Y2930Z106 721 1885000SH Other 01 0 1885000
Heng Tai Consumablesgroup Common G44035106 11412 95108000SH Sole 95108000 0
Heng Tai Consumablesgroup Common G44035106 2049	17077214SH Other 01 0 17077214
Murphy Oil Corp Common 626717102 446 8000SH Sole 8000 0
People S Food Holdings Lt Common G7000R108 8085	12287300SH Sole	12287300 0
People S Food Holdings Lt Common G7000R108 1431	2175000SH Other	01 0 2175000
Petrochina Sponsored ADR 71646E100 7671	71050SH Sole 71050 0
Petrochina Sponsored ADR 71646E100 1933	17908SH Other 01 0 17908
S1 Corporation Common Y75435100 13103 291820SH Sole 291820 0
S1 Corporation Common Y75435100 2635 58700SH Other 01 0	58700
Sandnes Sparebank Common R74676108 229 7500SH Sole 7500	0
Singapore Reinsuranccorp Common	Y7996A101 2024	11440000SH Sole 11440000 0
Singapore Reinsuranccorp Common	Y7996A101 291	1646000SH Other	01 0 1646000
Sinolink Worldwide Hldgs Common	G8165B102 10786	57376800SH Sole 57376800 0
Sinolink Worldwide Hldgs Common	G8165B102 2037 10840000SH Other	01 0 10840000
Sparebanken Midt Norge Common R82401101 867 74100SH Sole 74100 0
Sparebanken Midt Norge Common R82401101 72 6200SH Other	01 0 6200
Sparebanken Nord Norge Common R8288N106 2546 114804SH Sole 114804 0
Sparebanken Nord Norge Common R8288N106 248 11200SH Other 01 0 11200
Sparebanken Vest As Prima Common R8323C107 207 7100SH Sole 7100	0
Tenon Ltd Common Q8983K127 1848	890678SH Sole 890678 0
Tenon Ltd Common Q8983K127 276 133250SH Other 01 0 133250
Tim Participacoes Sponsored ADR	88706P106 14185	514900SH Sole 514900 0
Tim Participacoes Sponsored ADR	88706P106 2410	87500SH Other 01 0 87500
Totens Sparebank As Prima Common R92151100 1230	43000SH Sole 43000 0
Totens Sparebank As Prima Common R92151100 197	6900SH Other 01 0 6900
United Food Holdingsltd Common G9232V105 3556 23866500SH Sole 23866500 0
United Food Holdingsltd Common G9232V105 599 4023700SH Other 01 0 4023700
Wah Sang Gas Holdi Common G9419C128 2788 34008000SH Sole 34008000 0
Wah Sang Gas Holdi Common G9419C128 516	6300000SH Other	01 0 6300000
        			197879